Schedule of Inventories (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Inventories Schedule Of Inventories 1	$ 193,713
Inventories Schedule Of Inventories 2	617,833
Inventories Schedule Of Inventories 3	11,947
Inventories Schedule Of Inventories 4	101,441
Inventories Schedule Of Inventories 5	874,899
Inventories Schedule Of Inventories 6	1,108,968
Inventories Schedule Of Inventories 7	651,266
Inventories Schedule Of Inventories 8	1,693,737
Inventories Schedule Of Inventories 9	1,731,825
Inventories Schedule Of Inventories 10	3,521,979
Inventories Schedule Of Inventories 11	(254,042)
Inventories Schedule Of Inventories 12	(1,380,886)
Inventories Schedule Of Inventories 13	1,477,783
Inventories Schedule Of Inventories 14	$ 2,141,093